Long-Term Investment (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Investment [Abstract]
Schedule of Long-Term Investment

Long-term investment, consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
Investment accounted for under fair value option:
Investment in Tongxin Innovation Limited	$3,325,000	$3,325,000
Total long-term investment	$3,325,000	$3,325,000

Schedule of Group’s Long-Term Investment

The following table sets forth the changes in the Group’s long-term investment:

Amount
Balance at December 31, 2024	$-
Investments made	7,097,000
Fair value change on long-term investment	(3,772,000)
Balance at December 31, 2025	3,325,000
Fair value change on long-term investment	-
Balance at June 30, 2026	$3,325,000

Schedule of Fair Value Measurement of Investment

The following table presents the quantitative information about the significant unobservable inputs used in the Level 3 fair value measurement of the investment in Tongxin as of June 30, 2026:

	Fair Value as of June 30, 2026	Valuation Technique	Significant Unobservable Inputs	Value
Equity investment accounted for using fair value option	3,325,000	Discounted cash flow method	Weighted average cost of capital (“WACC”)	17.0%
			Discount for lack of marketability (“DLOM”)	15.7%
			Perpetual growth rate	2.5%